RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Loan to:	$ 5,113	¥ 35,591	¥ 1,510	¥ 0
Loan from:	0	0	111,769	650,969
Interest expense to:	22	151	193	31,716
Repayment to:	5,355	37,284	59,455	0
Repayment from:	3,948	27,485	0	0
Management service income from:	730	5,081	9,141	10,695
Xi'an JiangyuanAndike Ltd. ("JYADK") [Member]
Related Party Transaction [Line Items]
Interest income from:	30	206	285	221
Tianjin Jiatai [Member]
Related Party Transaction [Line Items]
Loan to:	855	5,949	50	0
Loan from:	0	0	0	91,855
Interest expense to:	0	0	193	0
Repayment to:	4,961	34,540	36,420	0
Management service income from:	0	0	0	6,577
Allcure Information [Member]
Related Party Transaction [Line Items]
Payment of interest expense	1,293	9,000	0
JYADK [Member]
Related Party Transaction [Line Items]
Repayment from:	213	1,485	0	0
SH MZJH [Member]
Related Party Transaction [Line Items]
Loan to:	4,022	28,002	1,000	0
Loan from:	0	0	12,420	0
Repayment from:	3,735	26,000	0	0
Management service income from:	730	5,081	4,810	0
Shanghai Huifu Technology Limited [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	22,000	0
Repayment to:	246	1,715	20,285	0
Wuxi MZJH [Member]
Related Party Transaction [Line Items]
Loan to:	236	1,640	460	0
Loan from:	0	0	1,850	0
SH Rongchi [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	18,820	0
Repayment to:	148	1,029	0	0
Cherrylane Investment Limited [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	12,720	0
Interest expense to:	22	151	0	0
Repayment to:	0	0	2,750	0
Guofu Huimei [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	0	300,000
Interest expense to:	0	0	15,997	31,716
Interest expense capitalized		0	15,997
Beijing Century Friendship [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	30,551	218,104
CMCC [Member]
Related Party Transaction [Line Items]
Loan from:	0	0	13,408	41,010
Management service income from:	$ 0	¥ 0	4,331	¥ 4,118
Shanghai Epu Investment Limited [Member]
Related Party Transaction [Line Items]
Interest expense to:			¥ 16,190